Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Accounts Receivable [Line Items]
Accounts receivable Gross	$ 13,044	$ 360,417
Less: allowance for Credit losses	(88)	(87,160)
Total	12,916	273,257
Referral fees [Member]
Schedule of Accounts Receivable [Line Items]
Accounts receivable Gross	4,155	11,112
Advisory service fees [Member]
Schedule of Accounts Receivable [Line Items]
Accounts receivable Gross		341,000
Management fees [Member]
Schedule of Accounts Receivable [Line Items]
Accounts receivable Gross	$ 8,849	$ 8,305